SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,452,173	17,202,734